Warrants exercised (Details) - USD ($)		9 Months Ended
	Oct. 05, 2021	Sep. 30, 2021	Sep. 30, 2020
Subsequent Event [Line Items]
Stock Issued		$ 3,704,000	$ 2,034,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares, Issued	579,500
Stock Issued	$ 533,000